Business acquisitions - Summary of Consideration Transferred (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 01, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Purchase price			$ 0	$ 0	$ 1,042
Mt. Holly Smelter [Member]
Business Acquisition [Line Items]
Purchase price		$ 67,500
Contingent consideration	$ 13,780
Economic, working capital and other closing adjustments		$ (13,513)
Total consideration	$ 67,767